400 Howard Street P.O.Box 7101 San Francisco, CA 94105
Tel +1 415 670 7987
Fax +1 415 618 5462
Edward.Baer@blackrock.com

February 28, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated February 19, 2013 to the prospectuses for the iShares 2016 Investment Grade Corporate Bond ETF, iShares 2018 Investment Grade Corporate Bond ETF, iShares 2020 Investment Grade Corporate Bond ETF and iShares 2023 Investment Grade Corporate Bond ETF. The purpose of this filing is to submit the 497 dated February 19, 2013 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.